SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
Segment Reporting Information [Line Items]
Property and equipment, net	$ 2,437	$ 1,784	$ 1,779
NETHERLANDS [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	1,038		751
GERMANY [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	359		415
UNITED STATES [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	549		337
Other Countries [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 491		$ 276